POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
POST BALANCE SHEET EVENTS
28.	POST BALANCE SHEET EVENTS

Strategic Partnership with imawareTM.

On January 9, 2023, a subsidiary of the Company entered into a strategic partnership with imaware, Inc. (“imaware”) that combines their built-to-partner digital health platform with Trinity Biotech’s advanced reference laboratory facilities to power the Digital Health Industry with at-home and remote testing programs. A subsidiary of the Company entered into a 5-year agreement to become the lab testing partner for imaware, starting later in 2023. In connection with the arrangement, a subsidiary of the Company committed to make a US$1.5 million convertible note investment in imaware. Our New York reference laboratory will have additional capacity for the increased testing volumes resulting from this strategic partnership since an existing customer, a local healthcare provider to whom our laboratory has provided transplant testing services, informed the Company recently that it was moving to a different service provider.

Amendment and restatement of Term Loan

On February 21, 2023, the Company and certain of its subsidiaries entered into an amended and restated senior secured term loan credit facility with Perceptive. The amendment to the Term Loan allows for an immediate US$5.0 million increase to its outstanding term loan and provides for a US$20 million facility to fund potential acquisitions.

In connection with the increased Term Loan facility, the Company agreed to reprice the 2,500,000 warrants originally issued to Perceptive under the Term Loan, with the Warrants now having a per ADS price of US$1.071 compared to their initial per ADS exercise price of US$1.30. The financial impact of the repricing of the warrants is not yet known.

TrinScreen HIV’s inclusion in the new Kenyan HIV testing algorithm

On March 22, 2023, the Kenyan Ministry of Health announced the adoption of a new HIV rapid testing algorithm. This new algorithm establishes Trinity Biotech’s TrinScreen HIV as the screening testing. The Kenyan HIV screening programme is one of the largest in Africa, with an estimated annual number of screening tests of between 7 million and 9 million. Trinity Biotech has been preparing for large scale manufacturing of TrinScreen HIV at its automated WHO standard, ISO13485 certified lateral flow test facility in Bray, Ireland and the Company expects to scale workforce capacity at the facility in the second quarter of 2023 as orders ramp up.

Divestiture of Fitzgerald Life Sciences business and partial repayment of term loan

On April 20, 2023, the Company announced it had entered into an agreement to sell its Fitzgerald Industries life sciences supply business, consisting of Benen Trading Ltd and Fitzgerald Industries International, Inc, to Biosynth for cash proceeds of approximately US$30 million subject to customary adjustments. The Fitzgerald life sciences supply business generated revenue of approximately US$12 million in the year ended 31 December 2022, and was EBITDA positive. The cash proceeds from Biosynth includes funding to Fitzgerald Industries to allow it repay intercompany loans owed to Trinity Biotech. The Fitzgerald Industries life sciences supply business is included in the Rest of World - Ireland segment in the Company’s segmental disclosures.

Management considered that life sciences supply was no longer core to the Group’s refined long-term strategy and pursued this transaction as part of its plan to transform into a high growth innovator in diabetes care and decentralised diagnostic solutions.

On April 27, 2023 the Company announced it had closed the sale of Fitzgerald Industries. The Company has used approximately US$11 million of the proceeds of this sale to repay approximately US$10.1 million of its senior secured debt held by Perceptive plus an approximately US$0.9 million early repayment penalty. In connection with this transaction, the Company has entered into an amendment to its senior secured term loan credit facility with Perceptive Advisors, which significantly reduces the Company’s minimum revenue covenants under that loan.